Annual Fund Operating Expenses - American Century Mutual Funds, Inc	Mar. 01, 2026
BALANCED FUND | BALANCED FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.88%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.89%
BALANCED FUND | BALANCED FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.69%
BALANCED FUND | BALANCED FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.69%
GROWTH FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
GROWTH FUND | GROWTH FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	0.83%
GROWTH FUND | GROWTH FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	0.63%
GROWTH FUND | GROWTH FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	0.48%
GROWTH FUND | GROWTH FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	1.08%
GROWTH FUND | GROWTH FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.96%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	1.83%
GROWTH FUND | GROWTH FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.96%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.46%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	1.33%
GROWTH FUND | GROWTH FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	0.63%
GROWTH FUND | GROWTH FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.13%)	[1]
Net Expenses (as a percentage of Assets)	0.48%
GROWTH FUND | GROWTH FUND, G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.61%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.61%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.00%
HERITAGE FUND | HERITAGE FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.00%
HERITAGE FUND | HERITAGE FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.80%
HERITAGE FUND | HERITAGE FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.65%
HERITAGE FUND | HERITAGE FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.25%
HERITAGE FUND | HERITAGE FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	2.00%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	2.00%
HERITAGE FUND | HERITAGE FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.50%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.50%
HERITAGE FUND | HERITAGE FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.80%
HERITAGE FUND | HERITAGE FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.65%
HERITAGE FUND | HERITAGE FUND, G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.65%)	[3]
Net Expenses (as a percentage of Assets)	0.00%
LARGE CAP EQUITY FUND | LARGE CAP EQUITY FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.79%
LARGE CAP EQUITY FUND | LARGE CAP EQUITY FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.59%
LARGE CAP EQUITY FUND | LARGE CAP EQUITY FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.44%
LARGE CAP EQUITY FUND | LARGE CAP EQUITY FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.04%
LARGE CAP EQUITY FUND | LARGE CAP EQUITY FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.79%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.79%
LARGE CAP EQUITY FUND | LARGE CAP EQUITY FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.29%
LARGE CAP EQUITY FUND | LARGE CAP EQUITY FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.59%
LARGE CAP EQUITY FUND | LARGE CAP EQUITY FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.44%
LARGE CAP EQUITY FUND | LARGE CAP EQUITY FUND, G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	(0.44%)	[4]
Net Expenses (as a percentage of Assets)	0.00%
SELECT FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
SELECT FUND | SELECT FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.08%)	[5]
Net Expenses (as a percentage of Assets)	0.90%
SELECT FUND | SELECT FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.08%)	[5]
Net Expenses (as a percentage of Assets)	0.70%
SELECT FUND | SELECT FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.08%)	[5]
Net Expenses (as a percentage of Assets)	0.55%
SELECT FUND | SELECT FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.08%)	[5]
Net Expenses (as a percentage of Assets)	1.15%
SELECT FUND | SELECT FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.98%
Fee Waiver or Reimbursement	(0.08%)	[5]
Net Expenses (as a percentage of Assets)	1.90%
SELECT FUND | SELECT FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(0.08%)	[5]
Net Expenses (as a percentage of Assets)	1.40%
SELECT FUND | SELECT FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.08%)	[5]
Net Expenses (as a percentage of Assets)	0.70%
SELECT FUND | SELECT FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.08%)	[5]
Net Expenses (as a percentage of Assets)	0.55%
SELECT FUND | SELECT FUND, G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.63%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.63%)	[5],[6]
Net Expenses (as a percentage of Assets)	0.00%
SMALL CAP GROWTH FUND | SMALL CAP GROWTH FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.13%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.13%
SMALL CAP GROWTH FUND | SMALL CAP GROWTH FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.93%
SMALL CAP GROWTH FUND | SMALL CAP GROWTH FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.78%
SMALL CAP GROWTH FUND | SMALL CAP GROWTH FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.13%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.38%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.38%
SMALL CAP GROWTH FUND | SMALL CAP GROWTH FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.13%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	2.13%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	2.13%
SMALL CAP GROWTH FUND | SMALL CAP GROWTH FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.13%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.63%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.63%
SMALL CAP GROWTH FUND | SMALL CAP GROWTH FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.93%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.93%
SMALL CAP GROWTH FUND | SMALL CAP GROWTH FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.78%
SMALL CAP GROWTH FUND | SMALL CAP GROWTH FUND, G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.78%)	[7]
Net Expenses (as a percentage of Assets)	0.00%
ULTRA FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
ULTRA FUND | ULTRA FUND, INVESTOR CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.02%)	[8]
Net Expenses (as a percentage of Assets)	0.87%
ULTRA FUND | ULTRA FUND, I CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.02%)	[8]
Net Expenses (as a percentage of Assets)	0.67%
ULTRA FUND | ULTRA FUND, Y CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	(0.02%)	[8]
Net Expenses (as a percentage of Assets)	0.52%
ULTRA FUND | ULTRA FUND, A CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.02%)	[8]
Net Expenses (as a percentage of Assets)	1.12%
ULTRA FUND | ULTRA FUND, C CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.89%
Fee Waiver or Reimbursement	(0.02%)	[8]
Net Expenses (as a percentage of Assets)	1.87%
ULTRA FUND | ULTRA FUND, R CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.89%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	1.39%
Fee Waiver or Reimbursement	(0.02%)	[8]
Net Expenses (as a percentage of Assets)	1.37%
ULTRA FUND | ULTRA FUND, R5 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.02%)	[8]
Net Expenses (as a percentage of Assets)	0.67%
ULTRA FUND | ULTRA FUND, R6 CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	(0.02%)	[8]
Net Expenses (as a percentage of Assets)	0.52%
ULTRA FUND | ULTRA FUND, G CLASS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	(0.54%)	[8],[9]
Net Expenses (as a percentage of Assets)	0.00%

[1]	The advisor has agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.832% for Investor, A, C and R Classes, 0.632% for I and R5 Classes, and 0.482% for Y and R6 Classes. The advisor expects this waiver arrangement to continue until February 28, 2027 and cannot terminate it prior to such date without the approval of the Board of Directors.
[2]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this fee waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[3]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this fee waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[4]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[5]	The advisor has agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.900% for Investor, A, C and R Classes, 0.700% for I and R5 Classes, and 0.550% for Y and R6 Classes. The advisor expects this waiver arrangement to continue until February 28, 2027 and cannot terminate it prior to such date without the approval of the Board of Directors.
[6]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this fee waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[7]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.
[8]	The advisor has agreed to waive a portion of the fund’s management fee such that the management fee does not exceed 0.865% for Investor, A, C and R Classes, 0.665% for I and R5 Classes, and 0.515% for Y and R6 Classes. The advisor expects this waiver arrangement to continue until February 28, 2027 and cannot terminate it prior to such date without the approval of the Board of Directors.
[9]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.